Research And Development Expenses - Schedule Of Research And Development Expenses (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Research And Development Expenses [Line Items]
Direct research and development	$ 11,539,926	$ 11,019,585
Pipeline development	83,637	227,615
Other research and development	672,295	424,628
Salaries and benefits	2,794,891	1,901,257
Share based payments (Note 12(c))	697,877	381,054
License costs (Note 10)	5,000,000	0
Government grants (Note 15)	(122,542)	(288,515)
SR&ED and other R&D tax incentives	(102,859)	(35,770)
Total expenses during the period	20,563,225	13,629,854
Preclinical [Member]
Research And Development Expenses [Line Items]
Direct research and development	1,616,238	1,073,668
Clinicall [Member]
Research And Development Expenses [Line Items]
Direct research and development	4,595,597	7,179,535
Manufacturing & analytical [Member]
Research And Development Expenses [Line Items]
Direct research and development	4,986,502	2,177,070
Regulatory [Member]
Research And Development Expenses [Line Items]
Direct research and development	341,589	588,652
Consulting [Member]
Research And Development Expenses [Line Items]
Direct research and development	$ 0	$ 660